Note 7 - Equity - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Balances			$ 31,131	$ (9,382)
Issuance of ordinary shares			31,395	44,957
Share-based compensation			6,068
Foreign currency translation adjustment gain (loss)	$ (277)	$ 113	(226)	144
Net loss	(15,184)	(9,824)	(45,445)	(25,271)
Capital contribution from noncontrolling interests				10,083
Share-based compensation				1,750
Capital injection shared by noncontrolling interests
Balances	$ 22,923	$ 22,281	$ 22,923	$ 22,281
Common Stock [Member]
Balances (in shares)			27,885,613	23,184,612
Balances			$ 3	$ 2
Issuance of ordinary shares (in shares)			2,613,590	2,679,578
Issuance of ordinary shares				$ 1
Share-based compensation (in shares)			17,198	100,000
Share-based compensation
Foreign currency translation adjustment gain (loss)
Net loss
Capital contribution from noncontrolling interests
Share-based compensation
Capital injection shared by noncontrolling interests
Balances (in shares)	30,516,401	25,964,190	30,516,401	25,964,190
Balances	$ 3	$ 3	$ 3	$ 3
Additional Paid-in Capital [Member]
Balances			246,979	170,950
Issuance of ordinary shares			31,395	44,956
Share-based compensation			5,936
Foreign currency translation adjustment gain (loss)
Net loss
Capital contribution from noncontrolling interests				5,941
Share-based compensation				1,750
Capital injection shared by noncontrolling interests				(578)
Balances	284,310	223,019	284,310	223,019
Retained Earnings [Member]
Balances			(216,845)	(178,760)
Issuance of ordinary shares
Share-based compensation
Foreign currency translation adjustment gain (loss)
Net loss			(43,377)	(24,012)
Capital contribution from noncontrolling interests
Share-based compensation
Capital injection shared by noncontrolling interests
Balances	(260,222)	(202,772)	(260,222)	(202,772)
AOCI Attributable to Parent [Member]
Balances			140	42
Issuance of ordinary shares
Share-based compensation
Foreign currency translation adjustment gain (loss)			(187)	183
Net loss
Capital contribution from noncontrolling interests
Share-based compensation
Capital injection shared by noncontrolling interests
Balances	(47)	225	(47)	225
Parent [Member]
Balances			30,277	(7,766)
Issuance of ordinary shares			31,395	44,957
Share-based compensation			5,936
Foreign currency translation adjustment gain (loss)			(187)	183
Net loss			(43,377)	(24,012)
Capital contribution from noncontrolling interests				5,941
Share-based compensation				1,750
Capital injection shared by noncontrolling interests				(578)
Balances	24,044	20,475	24,044	20,475
Noncontrolling Interest [Member]
Balances			854	(1,616)
Issuance of ordinary shares
Share-based compensation			132
Foreign currency translation adjustment gain (loss)			(39)	(39)
Net loss			(2,068)	(1,259)
Capital contribution from noncontrolling interests				4,142
Share-based compensation
Capital injection shared by noncontrolling interests				578
Balances	$ (1,121)	$ 1,806	$ (1,121)	$ 1,806